UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

January 31, 2006 (Unaudited)

Face Value	U.S. TREASURY OBLIGATIONS 13.45%	Value
	U.S. Treasury Bill
$5,000,000	4.04%, 2/16/06 DN	$4,991,583

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,991,583)		4,991,583

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 86.88%		Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party),
	4.38%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal
	Home Loan Mortgage Corp. Note, 5.50% due 11/16/15 with a
	repurchase amount of $1,500,183	1,500,000	$1,530,773

	Agreement with Bank of America and Bank of New York (Tri-party),
	4.39%, dated 1/31/06 and maturing 2/1/06, collateralized by
	U.S. Treasury Note, 2.38% due 8/15/06 with a repurchase
	amount of $1,500,183	1,500,000	1,530,877

	Agreement with Bear Stearns Companies, Inc., 4.39%, dated 1/31/06
	and maturing 2/1/06, collateralized by U.S. Treasury Inflation Index Bond,
	1.88% due 7/15/13 with a repurchase amount of $1,500,183	1,500,000	1,544,290

	Agreement with BNP Paribas and Bank of New York,
	(Tri-party) 4.38%, dated 1/31/06 and maturing 2/1/06, collateralized by
	U.S. Treasury Notes, 8.75% due 8/15/20 with a repurchase
	amount of $1,500,183	1,500,000	1,530,851

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
	(Tri-party), 4.39%, dated 1/31/06 and maturing 2/1/06, collateralized
	by U.S. Treasury Note, 4.00% due 9/30/07 with a repurchase amount of
	$1,500,183	1,500,000	1,532,391

	Agreement with Deutsche Bank, 4.37%, dated 1/31/06 and maturing
	2/1/06, collateralized by U.S. Treasury Notes , 6.00% due 2/15/26
	with a repurchase amount of $1,500,182	1,500,000	1,500,000

1

Agreement with Goldman Sachs & Co. and Bank of New York (Tri-party),
4.20%, dated 1/31/06 and maturing 2/1/06, collateralized by
U.S. Treasury Note, 10.63% due 8/15/15 with a repurchase amount of
$1,500,175		1,500,000	1,530,897

Agreement with Greenwich Capital Markets Inc., 4.36%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S. Treasury Note, 13.88% due
5/15/11 with a repurchase amount of $1,500,182		1,500,000	1,551,724

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
4.37%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S.
Treasury Strip, due 11/15/14 with a repurchase amount of $8,000,971		8,000,000	8,161,293

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co.
(Tri-party), 4.31%, dated 1/31/06 and maturing 2/1/06, collateralized by
U.S. Treasury Principal Strip, 5.00% due 8/15/11 with
a repurchase amount of $1,500,180		1,500,000	1,531,234

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
(Tri-party), 4.35%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S. Treasury Notes, 4.00-4.25% due 10/31/07-4/15/10 with a
repurchase amount of $6,252,755		6,252,000	6,381,023

Agreement with Merrill Lynch & J.P. Morgan Chase & Co. (Tri-party),
4.37%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S.
Treasury Principal Strips, 2.38-11.25% due 2/15/06-11/15/15 with a
repurchase amount of $1,500,182		1,500,000	1,530,040

Agreement with Morgan Stanley & Co., Inc. and Bank of New York
(Tri-party), 4.39%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S. Treasury Note, 3.13% due 1/31/07 with a repurchase
amount of $1,500,183		1,500,000	1,530,854

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
4.37%, dated 1/31/06 and maturing 2/1/06, collateralized by
U.S. Treasury Notes, 3.63% due 6/15/10 with a repurchase amount
of $1,500,182		1,500,000	1,533,944

TOTAL REPURCHASE AGREEMENTS
(Cost $32,252,000)		32,252,000	32,920,191

TOTAL INVESTMENTS
(Cost $37,243,583)	100.33%	$37,243,583
Liabilities in Excess of Other Assets	-0.33%	(121,424)
NET ASSETS	100.00%	$37,122,159

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $37,243,583

See accompanying Notes to Statement of Investments

2

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

January 31, 2006 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 23.59%	Value
	Federal Home Loan Mortgage Corp.
$45,000,000	4.23%, 2/2/06 DN	$44,994,750

	Federal National Mortgage Association
10,000,000	4.48%, 2/1/06*	9,998,500
10,000,000	4.30%, 2/7/06*	9,998,120

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $64,991,370)		64,991,370

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 76.68%		Collateral Value
	Agreement with Bank of America and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank DN, due 3/3/06, and Federal Home Loan
	Mortgage Corp. DN, due 2/28/06 with repurchase amount of $60,007,400	60,000,000	$61,200,343

	Agreement with Barclays and Bank of New York (Tri-party),
	4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank Bond, 3.50% due 5/15/07
	with a repurchase amount of $10,001,236	10,000,000	10,204,000

	Agreement with Bear Stearns Companies, Inc.,
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank Bond, 3.12% due 7/27/07
	with a repurchase amount of $10,001,233	10,000,000	10,207,417

	Agreement with BNP Paribas and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank Bond, 7.00% due 8/15/14, and Federal Home
	Loan Mortgage Corp. Note, 5.25% 3/3/15 with a repurchase amount
	of $10,001,233	10,000,000	10,202,622

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
	(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized
	by Federal Home Loan Mortgage Corp. Note, 4.13% due 10/18/10
	with a repurchase amount of $10,001,233	10,000,000	10,200,007

	Agreement with Deutsche Bank and Bank of New York (Tri-party),
	4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home
	Loan Bank Bond, 5.37% due 9/9/24 with a repurchase amount of
	$10,001,236	10,000,000	10,200,807

	Agreement with Goldman Sachs & Co. and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home
	Loan Bank Bond, 2.88% due 9/15/06 with repurchase amount of
	$10,001,233	10,000,000	10,204,694

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home
	Loan Bank Bonds, 2.63-5.75% due 9/15/06-6/14/13, Federal Home Loan
	Mortgage Corp. Notes, 3.88-6.63% due 3/15/07-7/17/15, and Federal
	National Mortgage Association Notes, 3.25-6.00% due 1/15/07-4/15/14
	with repurchase amount of $10,001,233	10,000,000	10,203,292

1

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.75-6.75% due 4/15/07-
9/15/29 with a repurchase amount of $51,208,315		51,202,000	52,230,271

Agreement with Morgan Stanley & Co. and Bank of New York (Tri-party),
4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home
Loan Mortgage Corp. Note, 0.00% due 9/30/15 with repurchase amount
of $10,001,236		10,000,000	10,205,171

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party),
4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S. Treasury
Note, 4.13% due 5/15/15 with repurchase amount of $10,001,236		10,000,000	10,200,281

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
4.46%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home
Loan Mortgage Corp. Note, 6.63% due 9/15/09, with repurchase
amount of $10,001,239		10,000,000	10,201,614

TOTAL REPURCHASE AGREEMENTS
(Cost $211,202,000)		211,202,000	215,460,519

TOTAL INVESTMENTS
(Cost $276,193,370)	100.27%	$276,193,370
Liabilities in Excess of Other Assets	-0.27%	(743,779)
NET ASSETS	100.00%	$275,449,591

*Floating rate security - rate disclosed as of January 31, 2006. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $276,193,370

See accompanying Notes to Statement of Investments

2

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

January  31, 2006 (Unaudited)

Principal Amount	CERTIFICATES OF DEPOSIT 4.19%		Value
	Barclays Bank PLC
$1,500,000	2/21/06	4.42%*	$1,499,903

TOTAL CERTIFICATES OF DEPOSIT			1,499,903
(Cost $1,499,903)

	COMMERCIAL PAPER 12.54%
	Atlantic Asset Management
1,004,000	2/22/06	4.52%	1,001,365

	Barton Capital Holdings
1,200,000	2/2/06	4.49%	1,199,850

	Giro Funding
1,153,000	3/15/06	4.53%	1,146,947

	Lake Constance	4.53%
1,150,000	3/20/06		1,143,244

TOTAL COMMERCIAL PAPER
(Cost $4,491,406)			4,491,406

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 83.59%			Collateral Value
	Agreement with Bank of America and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal National Mortgage Association Note, 4.34% due 7/28/08
	with a repurchase amount of $8,000,987		8,000,000	$8,160,970

	Agreement with Barclays and Bank of New York (Tri-party), 4.45%, dated
	1/31/06 and maturing 2/1/06, collateralized by Federal Home Loan Bank
	Bond, 3.50% due 5/15/07 with a repurchase amount of $1,500,185		1,500,000	1,534,808

	Agreement with Bear Stearns Companies, Inc., 4.44%, dated
	1/31/06 and maturing 2/1/06, collateralizd by Federal Home Loan
	Bank Bond, 3.12% due 7/27/07 with a repurchase amount of
	$1,500,185		1,500,000	1,533,324

	Agreement with BNP Paribas and Bank of New York
	(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized
	by Federal Home Loan Bank Bond, 7.00% due 8/15/14 with
	a repurchase amount of $1,500,185		1,500,000	1,530,864

1

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
(Tri-Party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
Federal Home Loan Mortgage Corp. Note, 4.13% due 10/18/10 with
a repurchase amount of $1,500,185		1,500,000	1,533,205

Agreement with Deutsche Bank and Bank of New York (Tri-party),
4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal
Home Loan Bank DN, due 2/3/06 with a repurchase amount of $1,500,185		1,500,000	1,530,388

Agreement with Goldman Sachs & Co. and Bank of New York (Tri-party),
4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal
National Mortgage Association Note, 4.63% due 6/1/10 with a
repurchase amount of $1,500,185		1,500,000	1,530,734

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal
Home Loan Bank Bonds, 3.50%-7.38% due 11/15/06-9/16/13,
Federal Home Loan Mortgage Corp. Notes, 3.63%-6.63% due 8/17/07-
11/17/15, and Federal National Mortgage Association Notes,
3.25-7.25% due 11/15/07-5/15/30 with a repurchase amount of $1,500,185		1,500,000	1,530,176

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
(Tri-Party), 4.44%, dated 1/31/06 and maturing 2/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 6.75% due 9/15/29
with a repurchase amount of $6,926,854		6,926,000	7,069,694

Agreement with Morgan Stanley & Co., Inc. and Bank of
New York (Tri-party), 4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home Loan Bank Bond, 5.75% due 7/7/25 with a
repurchase amount of $1,500,185		1,500,000	1,614,643

Agreement with Smith Barney Citigroup and Bank of New York
(Tri-party), 4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by U.S. Treasury Note, 4.13% due 5/15/15 with a repurchase amount of
$1,500,185		1,500,000	1,530,433

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
4.46%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal
Home Loan Mortgage Corp. Note, 6.63% due 9/15/09 with a
repurchase amount of $1,500,186		1,500,000	1,532,408

TOTAL REPURCHASE AGREEMENTS
(Cost $29,926,000)		29,926,000	30,631,648

TOTAL INVESTMENTS
(Cost $35,917,309)	100.32%	$35,917,309
Liabilities in Excess of Other Assets	-0.32%	(116,018)
NET ASSETS	100.00%	$35,801,291

**Floating rate security - rate disclosed as of January 31, 2006. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $35,917,309

See accompanying Notes to Statement of Investments

2

STATEMENT OF INVESTMENTS

American Freedom U.S. Government Money Market Fund

January 31, 2006 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 25.14%	Value
	Federal Home Loan Mortgage Corp.
$20,000,000	4.20%, 2/2/06 DN	$19,997,666

	Federal National Mortgage Association
5,000,000	4.48%, 2/1/06*	4,999,630
5,000,000	4.30%, 2/7/06*	4,999,060

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $29,996,356)		29,996,356

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 75.19%		Collateral Value
	Agreement with Bank of America and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Mortgage Corp DN, due 6/19/06, and Federal National
	Mortgage Association Note, 4.34% due 7/28/08 with a repurchase
	amount of $27,003,330	27,000,000	$27,540,239

	Agreement with Barclays and Bank of New York (Tri-party),
	4.45%, dated 1/31/06 and maturing 2/1/06, collateralized
	by Federal Home Loan Mortgage Corp. DN, due 7/18/06 with a repurchase
	amount of $5,000,618	5,000,000	5,100,399

	Agreement with Bear Stearns Companies, Inc., 4.44%,
	dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank Bond, 3.12% due 7/27/07
	with a repurchase amount of $5,000,617	5,000,000	5,195,000

	Agreement with BNP Paribas and Bank of New York (Tri-party),
	4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
	Federal Home Loan Bank Bond, 7.00% due 8/15/14
	a repurchase amount of $5,000,617	5,000,000	5,104,843

	Agreement with Credit Suisse First Boston and JP Morgan Chase & Co.
	(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized
	by Federal Home Loan Mortgage Corp. Note, 3.25% due 2/15/09, and
	Federal National Mortgage Association Note, 4.13% due 10/18/10 with
	a repurchase amount of $5,000,617	5,000,000	5,104,819

Agreement with Goldman Sachs & Co. and Bank of New York
(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by
Federal National Mortgage Association Note, 4.63% due 6/1/10
with a repurchase amount of $5,000,617		5,000,000	5,100,792

Agreement with HSBC Bank and JP Morgan Chase & Co.
(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal Home Loan Bank Bond, 5.25% due 6/18/14,
Federal Home Loan Mortgage Corp. Notes, 4.88-5.75% due 3/15/07-1/15/12,
and Federal National Mortgage Association Notes, 3.00-3.25% due
7/15/06-8/15/08 with a repurchase amount of $5,000,617		5,000,000	5,101,416

Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co.
(Tri-party), 4.44%, dated 1/31/06 and maturing 2/1/06, collateralized by Federal National Mortgage Association Note, 2.63% due 11/15/06
with a repurchase amount of $17,722,185		17,720,000	18,078,789

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party),
4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by
Federal National Mortgage Association DN, due 2/17/06,
with a repurchase amount of $5,000,618		5,000,000	5,104,259

Agreement with Smith Barney Citigroup and Bank of New York
(Tri-party), 4.45%, dated 1/31/06 and maturing 2/1/06, collateralized by
United States Treasury Note, 4.13% due 5/15/15 with a
repurchase amount of $5,000,618		5,000,000	5,100,140

Agreement with UBS Warburg and JP Morgan Chase & Co.
(Tri-party), 4.46%, dated 1/31/06 and maturing 2/1/06, collateralized by
Federal Home Loan Bank Bond, 4.38% due 3/17/10 with a
repurchase amount of $5,000,619		5,000,000	5,101,138

TOTAL REPURCHASE AGREEMENTS
(Cost $89,720,000)		89,720,000	91,631,834

TOTAL INVESTMENTS
(Cost $119,716,356)	100.33%	$119,716,356
Liabilities in Excess of Other Assets	-0.33%	(394,363)
NET ASSETS	100.00%	$119,321,993

*Floating rate security - rate disclosed as of January 31, 2006. Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $119,716,356

See accompanying Notes to Statement of Investments

2

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 – Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 31, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 31, 2006